NMI
Nuveen Municipal Income Fund, Inc.
Portfolio of Investments    July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.1%
	MUNICIPAL BONDS – 98.1%
	Alabama – 4.0%
$3,000	Gardendale, Alabama, General Obligation Warrants, Series 2021B, 4.000%, 5/01/51	5/31 at 100.00	AA-	$3,624,180
500	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A2	771,425
100	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	118,245
3,600	Total Alabama			4,513,850
	Arizona – 2.2%
600	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39	12/24 at 100.00	A+	682,758
1,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA-	1,177,700
515	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28	No Opt. Call	A3	661,276
2,115	Total Arizona			2,521,734
	California – 13.6%
5,000	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series 1997A, 0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A+	4,975,900
	Brea Olinda Unified School District, Orange County, California, General Obligation Bonds, Series 1999A:
2,000	0.000%, 8/01/21 – FGIC Insured	No Opt. Call	AA-	2,000,000
2,070	0.000%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	2,065,115
2,120	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa2	2,105,139
500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42	11/27 at 100.00	A1	582,295
365	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB	436,704
275	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities and Services Project, Series 2017A, 4.000%, 4/01/36	4/27 at 100.00	A	308,127
330	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (4)	8/21 at 100.00	N/R	314,089
600	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.500%, 1/15/53	7/29 at 100.00	A-	680,634
300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 7.000%, 11/01/34	No Opt. Call	A	477,312
500	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB+	565,020

NMI	Nuveen Municipal Income Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.000%, 12/01/22 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	$1,019,160
15,060	Total California			15,529,495
	Colorado – 10.7%
	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A:
150	5.125%, 12/01/29	12/23 at 100.00	BBB	162,603
250	5.375%, 12/01/33	12/23 at 100.00	BBB	270,878
350	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (5)	436,244
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	542,795
1,140	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	1,323,700
750	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2013B-1, 5.000%, 11/15/38	11/23 at 100.00	AA+	825,892
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32 (Pre-refunded 11/15/22)	11/22 at 100.00	AA- (5)	1,062,690
1,395	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/48 (AMT)	12/28 at 100.00	A+	1,714,162
1,000	Northern Colorado Water Conservancy District Building Corporation, Certificates of Participation, Refunding Series 2021, 4.000%, 7/01/46 (WI/DD, Settling 8/11/21)	7/31 at 100.00	AA+	1,206,630
110	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	126,295
650	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51	12/28 at 100.00	A	739,304
340	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.125%, 11/15/23	No Opt. Call	AA-	366,625
1,100	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/42	12/27 at 100.00	AA	1,348,215
1,250	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligaiton Bonds, Subordinate Limited Tax Improvement Series 2020A-2, 4.000%, 12/01/46 – BAM Insured	12/30 at 100.00	AA	1,477,037
498	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2013, 5.000%, 12/01/33 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (5)	547,989
10,483	Total Colorado			12,151,059
	Delaware – 0.1%
100	Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018, 5.000%, 6/01/48	12/28 at 100.00	BBB	121,189

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia – 0.1%
$105	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/49	10/29 at 100.00	A-	$123,026
	Florida – 4.8%
850	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB	911,905
200	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	220,992
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
350	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	8/21 at 104.00	N/R	363,346
380	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	8/21 at 104.00	N/R	393,437
500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	A1	604,920
1,280	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 4.000%, 8/01/50	2/31 at 100.00	A	1,518,976
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	AA- (5)	1,057,320
310	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2012A, 5.000%, 10/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (5)	320,056
100	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B, 4.000%, 7/01/45	7/30 at 100.00	A2	117,343
4,970	Total Florida			5,508,295
	Georgia – 2.6%
455	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40	7/25 at 100.00	A1	530,707
350	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 4.000%, 11/01/25	11/23 at 100.00	BB+	352,089
370	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	AA-	434,395
255	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/63	7/28 at 100.00	A	314,390
300	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A+	308,730
850	Rockdale County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	AA-	1,002,592
2,580	Total Georgia			2,942,903
	Hawaii – 0.2%
250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33	7/23 at 100.00	BB	273,050

NMI	Nuveen Municipal Income Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois – 10.0%
$250	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	$310,652
435	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/28 at 100.00	BB	536,533
650	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	802,490
1,000	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002RMKT, 4.500%, 11/01/36	11/24 at 100.00	A	1,123,910
80	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.500%, 7/01/28	7/23 at 100.00	A-	85,953
200	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44	8/25 at 100.00	A3	231,602
400	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB	524,796
990	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/31	7/23 at 100.00	BBB	1,071,012
1,555	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BBB+	1,618,895
200	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53	12/25 at 100.00	BBB+	233,608
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A:
6,000	0.000%, 12/15/56	No Opt. Call	BBB+	2,401,020
3,000	0.000%, 12/15/56 – BAM Insured	No Opt. Call	AA	1,265,070
205	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB+	152,438
450	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 5.000%, 10/01/27	10/22 at 100.00	Baa1	468,234
490	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/32	10/23 at 100.00	A-	544,150
15,905	Total Illinois			11,370,363
	Indiana – 2.8%
735	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	817,239
1,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	A	1,165,410
655	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/44 (AMT)	7/23 at 100.00	A-	710,105
500	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011, 8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	503,030
2,890	Total Indiana			3,195,784
	Iowa – 0.7%
835	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of Dubuque Project, Refunding Series 2011, 5.625%, 10/01/26	10/21 at 100.00	BBB	842,381

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 2.3%
$1,000	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A, 4.000%, 2/01/45	2/29 at 100.00	AA-	$1,176,810
1,000	Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49	5/30 at 100.00	A	1,170,480
200	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (AMT)	1/27 at 100.00	A2	237,742
2,200	Total Louisiana			2,585,032
	Maine – 0.5%
500	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	BBB (5)	545,855
	Maryland – 0.8%
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017, 4.000%, 7/01/42	7/27 at 100.00	A+	284,068
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45 (Pre-refunded 7/01/24)	7/24 at 100.00	A (5)	569,785
750	Total Maryland			853,853
	Massachusetts – 0.6%
50	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 4.000%, 6/01/49	6/29 at 100.00	BBB	57,116
500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/46	7/26 at 100.00	A-	594,850
550	Total Massachusetts			651,966
	Michigan – 3.3%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	AA- (5)	371,813
1,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%, 11/01/50	11/30 at 100.00	AA	1,181,240
1,000	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 4.000%, 11/15/50	11/29 at 100.00	A	1,164,800
1,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.375%, 10/15/36 (Pre-refunded 10/15/21)	10/21 at 100.00	Aa2 (5)	1,010,680
3,355	Total Michigan			3,728,533
	Minnesota – 2.1%
300	City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities Revenue Bonds, Walker Minneapolis Campus Project, Series 2015, 4.625%, 11/15/31	11/22 at 100.00	N/R	301,743
1,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A, 5.000%, 2/15/53	2/28 at 100.00	A-	1,210,360
300	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017, 4.250%, 9/01/37	9/24 at 100.00	N/R	317,739

NMI	Nuveen Municipal Income Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$500	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Buidling Series 2018A, 4.000%, 2/01/39	2/27 at 100.00	AAA	$576,105
2,100	Total Minnesota			2,405,947
	Mississippi – 1.0%
1,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/36	9/26 at 100.00	BBB+	1,193,990
	Missouri – 3.6%
135	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	142,900
1,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012, 5.000%, 10/01/33	10/22 at 100.00	BBB-	1,021,770
125	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	137,755
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53	6/30 at 100.00	A+	1,172,880
965	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2012, 5.000%, 2/15/26	2/22 at 100.00	BBB+	983,499
215	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A, 5.250%, 9/01/53	9/25 at 103.00	BB+	245,059
335	Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40	10/23 at 100.00	N/R	344,079
3,775	Total Missouri			4,047,942
	New Jersey – 2.8%
75	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	80,977
110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	127,432
545	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.000%, 6/15/45	6/25 at 100.00	Baa1	627,992
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 4.000%, 6/15/44	12/28 at 100.00	Baa1	1,151,410
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46	6/28 at 100.00	BBB+	1,208,990
2,730	Total New Jersey			3,196,801
	New York – 3.9%
60	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015, 5.250%, 7/01/35	7/25 at 100.00	BBB	69,938
130	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	8/21 at 100.00	AA-	130,534
315	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55	5/30 at 100.00	A3	397,656

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$130	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A, 3.000%, 1/01/46 – AGM Insured	1/31 at 100.00	AA	$140,303
500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	555,000
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/45	9/30 at 100.00	AA+	1,187,230
1,500	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	1,971,795
3,635	Total New York			4,452,456
	North Carolina – 2.2%
1,775	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019, 5.000%, 1/01/49	1/30 at 100.00	Aa1	2,190,811
225	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019, 5.000%, 2/01/45	No Opt. Call	AA	347,324
2,000	Total North Carolina			2,538,135
	North Dakota – 0.4%
300	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (5)	304,431
100	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	106,378
400	Total North Dakota			410,809
	Ohio – 1.7%
650	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	765,018
1,000	Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility Revenue Bonds, The Cleveland Museum of Natural History Project, Series 2021, 4.000%, 7/01/46	7/31 at 100.00	A3	1,189,000
1,650	Total Ohio			1,954,018
	Oklahoma – 0.7%
670	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57	8/28 at 100.00	Baa3	830,753
	Oregon – 0.3%
55	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020A, 5.250%, 11/15/50	11/25 at 102.00	N/R	61,449
300	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 5.000%, 5/01/40	5/22 at 100.00	BBB	309,351
355	Total Oregon			370,800
	Pennsylvania – 3.5%
1,000	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B, 4.000%, 6/01/50	12/30 at 100.00	Aa3	1,205,540

NMI	Nuveen Municipal Income Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/40	5/22 at 100.00	BB-	$1,017,090
100	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019, 4.000%, 9/01/49	9/29 at 100.00	A	116,187
560	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/36	1/25 at 100.00	Ba1	634,284
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student Housing at Indiana University, Project Series 2012A, 5.000%, 7/01/41 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,044,610
3,660	Total Pennsylvania			4,017,711
	Puerto Rico – 2.1%
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
200	4.550%, 7/01/40	7/28 at 100.00	N/R	230,614
1,760	0.000%, 7/01/51	7/28 at 30.01	N/R	428,419
989	5.000%, 7/01/58	7/28 at 100.00	N/R	1,155,676
500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	577,410
3,449	Total Puerto Rico			2,392,119
	South Carolina – 0.6%
620	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A, 4.000%, 4/01/49	4/26 at 103.00	BBB-	683,618
	South Dakota – 0.1%
100	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017, 5.125%, 11/01/47	11/26 at 100.00	BB	111,314
	Tennessee – 2.0%
1,250	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (5)	1,338,713
870	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2016, 5.000%, 9/01/47	9/26 at 100.00	BBB	994,079
2,120	Total Tennessee			2,332,792
	Texas – 4.9%
500	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2021B, 5.000%, 1/01/46	1/31 at 100.00	A-	646,515
670	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A-	772,544
335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series 2013A, 5.125%, 10/01/43	10/23 at 100.00	A+	356,065
500	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/40	5/25 at 100.00	A+	578,140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$125	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	$132,019
200	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/43 (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (5)	284,080
410	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A+	437,027
500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/38	1/25 at 100.00	A	571,610
240	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/34	2/24 at 100.00	Ba1	258,914
295	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A2	375,868
1,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/32	8/24 at 100.00	A-	1,123,900
4,775	Total Texas			5,536,682
	Virginia – 1.5%
1,265	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	1,525,324
205	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	215,603
1,470	Total Virginia			1,740,927
	West Virginia – 1.1%
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Series 2018A, 5.000%, 6/01/52	6/28 at 100.00	A	1,220,040

NMI	Nuveen Municipal Income Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 4.3%
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$4	0.000%, 1/01/46, 144A (4)	No Opt. Call	N/R	$120
4	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	114
4	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	111
4	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	109
3	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	103
4	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	111
98	3.750%, 7/01/51, 144A (4)	3/28 at 100.00	N/R	68,060
4	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	106
4	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	103
4	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	100
4	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	97
4	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	94
4	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	91
4	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	88
3	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	86
3	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	82
3	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	79
3	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	77
3	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	74
3	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	73
3	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	70
3	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	66
42	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	799
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marquette University, Series 2012, 4.000%, 10/01/32	10/22 at 100.00	A2	518,990
755	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	AA-	762,799
200	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014, 5.125%, 10/01/34	10/22 at 102.00	N/R	208,716
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc Project, Series 2018, 5.125%, 10/01/48	10/23 at 102.00	N/R	1,051,400
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	1,132,000
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A	562,130

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$545	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A, 5.000%, 9/15/50	9/23 at 100.00	BBB-	$583,875
4,715	Total Wisconsin			4,890,723
$106,472	Total Long-Term Investments (cost $101,026,607)			111,785,945
	Other Assets Less Liabilities – 1.9%			2,140,665
	Net Assets Applicable to Common Shares – 100%			$113,926,610
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$111,785,945	$ —	$111,785,945

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
WI/DD	Purchased on a when-issued or delayed delivery basis.

NMI	Nuveen Municipal Income Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)